Related Party Transactions (Tables)	9 Months Ended
Sep. 30, 2021
Summary of Share based compensation
	Three months		Nine months
	ended September 30,		ended September 30,
Description	2021	2020	2021	2020
Salaries	$500,000	$-	$750,000	$-
Short-term employee benefits	583	555	1,772	1,637
Stock-based compensation	142,316	324,153	556,331	1,128,203

Total	$642,899	$324,708	$1,308,103	1,129,840